WEBs ETF Trust

WEBs Materials XLB Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 49.4%
United States – 49.4%
Materials Select Sector SPDR Fund(1)	2,742	$135,098
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,036)		135,098

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 43.8%
Time Deposits – 43.8%
Citibank, New York, 2.98% 02/02/2026(2)	$120,000	120,000
TOTAL SHORT-TERM INVESTMENTS (Cost - $120,000)		120,000

TOTAL INVESTMENTS – 93.2% (Cost - $246,036)		255,098
OTHER ASSETS LESS LIABILITIES – 6.8%		18,689
NET ASSETS – 100.0%		$273,787

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Materials Select Sector SPDR Fund.	OBFR + 1.25%	Varies(3)	USD	299	08/25/2026	$19,795

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate